Depreciation and amortisation	12 Months Ended
Mar. 31, 2022
Disclosure of Depreciation and Amortisation Expense [Abstract]
Depreciation and amortisation
35.
Depreciation and amortisation

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Depreciation of property, plant and equipment (refer note 5)	9,865	10,615	12,198	161
Amortisation of intangible assets (refer note 6)	1,145	1,166	1,305	17
Depreciation of right of use assets (refer note 7)	230	245	261	3
Total	11,240	12,026	13,764	181